Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Japan Equity Fund, Inc.

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
JAPAN (99.4%)
Communication Services (4.2%)
KDDI Corp.	64,400	$1,892,892
Okinawa Cellular Telephone Co.	18,500	826,029
ValueCommerce Co. Ltd.	32,900	918,240
Z Holdings Corp.	377,400	2,344,532
		5,981,693
Consumer Discretionary (18.4%)
Koito Manufacturing Co. Ltd.	44,400	2,864,667
Nitori Holdings Co. Ltd.	8,700	1,726,628
Resorttrust, Inc.	104,100	1,473,773
Scroll Corp.	102,400	805,985
Shoei Co. Ltd.	36,100	1,471,104
Sony Corp.	51,800	4,957,913
Stanley Electric Co. Ltd.	85,600	2,677,783
Toyota Motor Corp.	74,000	5,190,051
USS Co. Ltd.	127,600	2,512,650
Workman Co. Ltd.	3,000	247,406
Yamaha Corp.	37,300	2,102,092
		26,030,052
Consumer Staples (3.7%)
Milbon Co. Ltd.	23,600	1,543,727
Pigeon Corp.	16,400	737,917
Shiseido Co. Ltd.	23,000	1,493,148
Welcia Holdings Co. Ltd.	43,500	1,473,714
		5,248,506
Financials (9.5%)
Japan Exchange Group, Inc.	71,600	1,671,537
Tokio Marine Holdings, Inc.	130,800	6,425,009
Tokyo Century Corp.	30,400	2,467,719
WealthNavi, Inc.(a)	24,000	573,507
Zenkoku Hosho Co. Ltd.	50,900	2,272,075
		13,409,847
Health Care (10.5%)
AS One Corp.	9,800	1,437,347
Asahi Intecc Co. Ltd.	54,800	1,799,214
Astellas Pharma, Inc.	41,900	680,122
BML, Inc.	46,700	1,625,149
Chugai Pharmaceutical Co. Ltd.	60,400	3,160,679
Daiichi Sankyo Co. Ltd.	33,000	1,062,303
Hoya Corp.	19,100	2,443,919
Jeol Ltd.	14,900	610,173
Menicon Co. Ltd.	10,000	601,834
Sysmex Corp.	6,100	711,640
Takara Bio, Inc.	25,700	713,123
		14,845,503

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Japan Equity Fund, Inc.

Industrials (20.9%)
Amada Co. Ltd.	413,500	$4,655,541
Daifuku Co. Ltd.	8,300	947,259
Daikin Industries Ltd.	18,400	3,884,835
FANUC Corp.	13,900	3,628,860
Makita Corp.	52,800	2,519,604
MISUMI Group, Inc.	115,800	3,770,439
Nabtesco Corp.	102,200	4,584,489
Nihon M&A Center, Inc.	13,100	758,606
Recruit Holdings Co. Ltd.	60,600	2,635,942
SHO-BOND Holdings Co. Ltd.	50,200	2,184,357
		29,569,932
Information Technology (18.4%)
Advantest Corp.	29,200	2,307,590
Azbil Corp.	45,500	2,317,337
Edulab, Inc.	11,000	767,410
Elecom Co. Ltd.	25,100	1,189,027
Fukui Computer Holdings, Inc.	18,800	679,914
Keyence Corp.	8,700	4,670,865
Murata Manufacturing Co. Ltd.	41,400	3,976,388
NEC Corp.	11,300	614,819
NEC Networks & System Integration Corp.	78,200	1,384,686
Otsuka Corp.	16,900	850,931
Plaid, Inc.(a)	24,400	801,337
Sanken Electric Co. Ltd.	74,800	3,081,697
Sansan, Inc.(a)	16,700	1,339,383
Tokyo Electron Ltd.	3,600	1,368,910
Zuken, Inc.	25,900	673,511
		26,023,805
Materials (10.6%)
Kansai Paint Co. Ltd.	86,900	2,557,906
Nippon Paint Holdings Co. Ltd.	19,900	1,789,503
Nippon Sanso Holdings Corp.	152,100	2,932,050
Shin-Etsu Chemical Co. Ltd.	36,300	6,319,055
Taoka Chemical Co. Ltd.	10,600	1,503,977
		15,102,491
Real Estate (3.2%)
Heiwa Real Estate Co. Ltd.	73,400	2,511,698
Tokyu Fudosan Holdings Corp.	367,200	2,074,926
		4,586,624
Total Common Stocks		140,798,453
Total Investments—99.4% (cost $107,465,230)		140,798,453
Other Assets in Excess of Liabilities—0.6%		807,024
Net Assets—100.0%		$141,605,477

(a)	Non-income producing security.

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Japan Equity Fund, Inc.